10. COMMON STOCK (Details 3)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Black-Scholes valuation of stock options granted
Risk-free interest rate		1.25%
Expected life of options (years)		4 years 3 months 18 days
Annualized volatility		76.00%
Dividend rate		0.00%